Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		92 Months Ended	98 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2014
OPERATING ACTIVITIES
Net loss	$ (1,156,889)	$ (1,182,693)	$ (1,956,872)	$ (1,310,934)	$ (10,668,408)	$ (11,825,297)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	51,000	34,000	34,000	6,375	1,306,875	1,357,875
Options issued for services	173,386	609,855	667,449	16,772	746,799	920,185
Common stock issued with bridge financing					1,139,001	1,139,001
Depreciation expense		144	144	1,265	5,390	5,390
Change in derivative liability, net of bifurcation		3,926	3,926	8,154	998,403	998,403
Changes in operating assets and liabilities
Change in accounts payable and accrued expenses	(40,857)	(255,736)	(368,846)	395,040	525,629	484,272
Net Cash Used in Operating Activities	(973,360)	(790,504)	(1,620,199)	(883,328)	(5,946,311)	(6,920,171)
INVESTING ACTIVITIES
Purchase of equipment					(5,390)	(5,390)
Net Cash Used in Investing Activities					(5,390)	(5,390)
FINANCING ACTIVITIES
Preferred stock issued for cash	1,620,000	2,530,000	3,380,000	1,116,001	7,891,501	9,512,001
Stock offering costs paid	(247,464)	(404,151)	(550,326)	(221,175)	(1,598,278)	(1,845,742)
Common stock issued for cash					10,000	10,000
Proceeds from related party notes payable		30,000	30,000		30,000	30,000
Proceeds from notes payable				55,075	944,950	944,950
Repayment of related party notes payable		(30,000)	(30,000)		(30,000)	(30,000)
Repayment of notes payable				(55,075)	(55,075)	(55,075)
Net Cash Provided by Financing Activities	1,372,536	2,125,849	2,829,674	894,826	7,193,098	8,566,134
NET INCREASE IN CASH	399,176	1,335,345	1,209,475	11,498	1,241,397	1,640,573
CASH AT BEGINNING OF PERIOD	1,241,397	31,922	31,922	20,424
CASH AT END OF PERIOD	1,640,573	1,367,267	1,241,397	31,922	1,241,397	1,640,573
CASH PAID FOR:
Interest
Income taxes
NON CASH FINANCING ACTIVITIES:
Preferred stock issued for bridge financing					889,875	889,875
Derivative liability non cash financing activity		(5,691,185)		301,800	4,692,786	4,692,786
Executive forfeited salary			104,000		104,000
Settlement of derivative liability			5,691,185		5,691,185
Preferred dividend accrual	$ 297,195	$ 213,995	$ 492,089	$ 351,298	$ 1,353,961	$ 1,651,155